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                                                          SEC USE ONLY
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                          UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            Form 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION (13f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

 Report for the Calendar Year Ended: June 30, 2002
                                     -------------

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               (Please read instructions before preparing form.)
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 If amended report check here: [ ]

 Institutional Investment Manager Filing this Report:

 Name:    Michael J. Puzo
          ---------------------------------------------
 Address: Hemenway & Barnes
          ---------------------------------------------
          60 State Street
          ---------------------------------------------
          Boston, MA 02109
          ---------------------------------------------
          (617) 227-7940
          ---------------------------------------------

---------------------------------ATTENTION-------------------------------------

  Intentional misstatements or omissions of facts constitute Federal Criminal
              Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

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The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of August, 2002.

                                    Michael J. Puzo
                                    --------------------------------------------
                                    (Name of Institutional Investment Manager)


                                    --------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                     to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                             13F File No.:           Name:                            13F File No.:
1. Timothy F. Fidgeon (17)*       28-06165                6.
-----------------------------     ------------------      ---------------------------      ----------------
2. Roy A. Hammer                  28-5798                 7.
-----------------------------     ------------------      ---------------------------      ----------------
3. Lawrence T. Perera             28-06167                8.
-----------------------------     ------------------      ---------------------------      ----------------
4.                                                        9.
-----------------------------     ------------------      ---------------------------      ----------------
5.                                                        10.
-----------------------------     ------------------      ---------------------------      ----------------

* Refers to manager number on attached detail in Item 7.

                                                                                                                             PAGE:1
AS OF:  JUNE 30, 2002                                       FORM 13F                             SEC FILE # MICHAEL J PUZO\28-06165


          ITEM 1:               ITEM 2:               ITEM 3:        ITEM 4:     ITEM 5:      ITEM 6:     ITEM 7:       ITEM 8:
       NAME OF ISSUER          TITLE OF               CUSIP       FAIR MARKET   SHARES OR    INVESTMENT   MANAGERS      VOTING
                                CLASS                 NUMBER         VALUE      PRINCIPAL    DISCRETION                AUTHORITY
                                                                                 AMOUNT     (A) (B) (C)            (A)    (B)  (C)
                                                                                                                   SOLE SHARED NONE
ABBOTT LABS                   COMMON STOCK          002824100         268256       7125              xx                   7125
ALCOA                         COMMON STOCK          013817101         265200       8000              xx                   8000
AMGEN INC                     COMMON STOCK          031162100        1333878      31850              xx                  31850
ANALOG DEVICES, INC.          COMMON STOCK          032654105         559845      18850              xx                  18850
AUTOMATIC DATA PROCESSING     COMMON STOCK          053015103        2227583      51150              xx                  51150
AVERY DENNISON CORP           COMMON STOCK          053611109        1189113      18950              xx                  18950
AVON PRODUCTS INC             COMMON STOCK          054303102         809720      15500              xx                  15500
BP PLC ADR                    COMMON STOCK          055622104        2576606      51032              xx                  51032
BELLSOUTH CORP.               COMMON STOCK          079860102         236250       7500              xx                   7500
BERKSHIRE HATHAWAY INC        CLASS B               084670207         629988        282              xx                    282
BRISTOL-MYERS SQUIBB CO       COMMON STOCK          110122108        1222009      47549              xx                  47549
CANADIAN NATIONAL RAILWAY CO  COMMON STOCK          136375102         207200       4000              xx                   4000
CISCO SYS INC                 COMMON STOCK          17275R102         435324      31206              xx                  31206
COLGATE PALMOLIVE CO          COMMON STOCK          194162103         673673      13460              xx                  13460

                                                                                                                            PAGE: 2
AS OF:  JUNE 30, 2002                                       FORM 13F                             SEC FILE # MICHAEL J PUZO\28-06165


          ITEM 1:               ITEM 2:               ITEM 3:        ITEM 4:     ITEM 5:      ITEM 6:     ITEM 7:       ITEM 8:
       NAME OF ISSUER          TITLE OF               CUSIP       FAIR MARKET   SHARES OR    INVESTMENT   MANAGERS      VOTING
                                CLASS                 NUMBER         VALUE      PRINCIPAL    DISCRETION                AUTHORITY
                                                                                 AMOUNT     (A) (B) (C)            (A)    (B)  (C)
                                                                                                                   SOLE SHARED NONE
WALT DISNEY COMPANY           COMMON STOCK          254687106         248989      13174              xx                  13174
DOW CHEMICAL CO               COMMON STOCK          260543103         381618      11100              xx                  11100
DOW JONES & CO INC            COMMON STOCK          260561105        3443535      71074              xx                  71074
DOW JONES & CO INC            CLASS B (RESTRICTED)  260561204        1712126      35338              xx                  35338
E I DU PONT DE NEMOURS & CO   COMMON STOCK          263534109         454656      10240              xx                  10240
EMC CORP                      COMMON STOCK          268648102         546998      72450              xx                  72450
EMERSON ELECTRIC CO           COMMON STOCK          291011104        1107389      20695              xx                  20695
EXXON MOBIL CORP              COMMON STOCK          30231G102        1888867      46160              xx                  46160
FUEL CELL ENERGY INC          COMMON STOCK          35952H106         109074      10600              xx                  10600
GENERAL ELECTRIC CO           COMMON STOCK          369604103        2542659      87527              xx                  87527
GILLETTE COMPANY              COMMON STOCK          375766102         880620      26000              xx                  26000
HELMERICH & PAYNE INC         COMMON STOCK          423452101         316122       8850              xx                   8850
HEWLETT-PACKARD CO            COMMON STOCK          428236103         415616      27200              xx                  27200

                                                                                                                            PAGE: 3
AS OF:  JUNE 30, 2002                                       FORM 13F                             SEC FILE # MICHAEL J PUZO\28-06165


          ITEM 1:               ITEM 2:               ITEM 3:        ITEM 4:     ITEM 5:      ITEM 6:     ITEM 7:       ITEM 8:
       NAME OF ISSUER          TITLE OF               CUSIP       FAIR MARKET   SHARES OR    INVESTMENT   MANAGERS      VOTING
                                CLASS                 NUMBER         VALUE      PRINCIPAL    DISCRETION                AUTHORITY
                                                                                 AMOUNT     (A) (B) (C)            (A)    (B)  (C)
                                                                                                                   SOLE SHARED NONE
IGEN INTERNATIONAL INC.       COMMON STOCK          449536101         363038      11525              xx                  11525
INTEL CORPORATION             COMMON STOCK          458140100        2433071     133173              xx                 133173
JEFFERSON-PILOT CORP          COMMON STOCK          475070108        2577621      54843              xx                  54843
JOHNSON & JOHNSON             COMMON STOCK          478160104        4021877      76959              xx                  76959
KOPIN                         COMMON STOCK          500600101         277200      42000              xx                  42000
ELI LILLY & CO                COMMON STOCK          532457108         451200       8000              xx                   8000
MCDONALD'S CORP               COMMON STOCK          580135101         413663      14540              xx                  14540
MERCK & CO INC                COMMON STOCK          589331107        2269178      44810              xx                  44810
MICROSOFT CORP                COMMON STOCK          594918104        1459560      26683              xx                  26683
MOTOROLA INC                  COMMON STOCK          620076109         192588      13200              xx                  13200
NOKIA CORP ADR A              COMMON STOCK          654902204         285256      19700              xx                  19700
PEPSICO INC                   COMMON STOCK          713448108        1301593      27004              xx                  27004
PFIZER INC                    COMMON STOCK          717081103         746200      21320              xx                  21320
PROCTER & GAMBLE CO           COMMON STOCK          742718109        1259844      14108              xx                  14108
ROYAL DUTCH PETROLEUM CO      N Y REG SHS PAR N     780257804         232134       4200              xx                   4200
                              GLDR 1.25

                                                                                                                            PAGE: 4
AS OF:  JUNE 30, 2002                                       FORM 13F                             SEC FILE # MICHAEL J PUZO\28-06165


          ITEM 1:               ITEM 2:               ITEM 3:        ITEM 4:     ITEM 5:      ITEM 6:     ITEM 7:       ITEM 8:
       NAME OF ISSUER          TITLE OF               CUSIP       FAIR MARKET   SHARES OR    INVESTMENT   MANAGERS      VOTING
                                CLASS                 NUMBER         VALUE      PRINCIPAL    DISCRETION                AUTHORITY
                                                                                 AMOUNT     (A) (B) (C)            (A)    (B)  (C)
                                                                                                                   SOLE SHARED NONE
SBC COMMUNICATIONS INC        COMMON STOCK          78387G103         292312       9584              xx                   9584
SCHLUMBERGER LTD              COMMON STOCK          806857108         589248      12672              xx                  12672
SEPRACOR INC                  COMMON STOCK          817315104         279338      29250              xx                  29250
STATE STREET CORP             COMMON STOCK          857477103         482671      10798              xx                  10798
WYETH                         COMMON STOCK          983024100         204800       4000              xx                   4000

 AGGREGATE TOTAL:                                                 46,815,306
